Note 11 - Derivatives and Fair Value Disclosures (Detail) - Effect of Derivative Instruments on the Statements of Income (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Total loss on derivatives	$ (1,153,309)	$ (2,760,836)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Interest Rate Swap - Reclassification from OCI	(11,830)	(369,045)
Interest Rate Swap - Change in fair value	2,462,062	931,949
Interest Rate Swap - Realized loss	(3,603,541)	(4,318,849)
Other Comprehensive Income (Loss) [Member] | Foreign Exchange Future [Member]
Foreign Currency Contract - Change in Fair Value		(3,241,345)
Foreign Currency Contract - Realized gain		$ 4,236,454